Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Undrawn credit commitments
Letters of credit and guarantees	$ 12,447	$ 11,868
Commitments to extend credit	193,457	188,183
Other	247	48
Total undrawn credit commitments	206,151	200,099
Credit exposure from commitments to extend credit which have been offered and accepted but are still revocable	8,800	8,600
Parent Entity
Undrawn credit commitments
Letters of credit and guarantees	11,847	11,324
Commitments to extend credit	168,719	165,260
Other	247	48
Total undrawn credit commitments	180,813	176,632
Credit exposure from commitments to extend credit which have been offered and accepted but are still revocable	$ 7,900	$ 7,700